Share Based Compensation - Schedule of Share-Based Compensation (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation [Abstract]
Cost of revenues		$ 26,580	$ 24,810	$ 16,642
Research and development, net		42,506	38,514	27,659
Sales and marketing		20,831	18,315	12,070
General and administrative	[1]	76,654	72,811	70,398
Total expenses		$ 166,571	$ 154,450	$ 126,769

[1]	Including $5,385 related to warrants to purchase up to 80,000 Ordinary Shares issued to advisors of the Company. For further information see Note 13d.